Other Payables and Accruals (Details) - HKD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Other Payables and Accruals
Accrued salaries, wages and bonus	$ 40	$ 40
Accrued audit and professional fees	1,133	735
Total other payables and accruals	$ 1,173	$ 775